COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Contractual Commitments

Total minimum supply payments, measured at nominal value, according to the contract, are:

	2021	2020
Less than one year	929,288	1,413,904
One to five years	460,081	885,990
Above 5 years	10,738	-
Total	1,400,107	2,299,894